UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.
February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)	Value ($)
Connecticut--94.2%
Connecticut,
GO Notes		5.00	4/15/09	1,000,000	1,004,020
Connecticut,
GO Notes		5.00	4/15/09	250,000	251,154
Connecticut,
GO Notes (Liquidity Facility;
Dexia Credit Locale)		2.00	3/7/09	17,505,000 a	17,505,000
Connecticut,
GO Notes, Refunding		5.25	12/15/09	200,000	206,284
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)		6.15	9/1/09	3,930,000	4,015,204
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)		0.67	3/7/09	8,665,000 a	8,665,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)		1.07	3/7/09	4,995,000 a	4,995,000
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
Royal Bank of Scotland)		0.65	3/7/09	1,735,000 a	1,735,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC; Royal
Bank of Scotland PLC)		0.65	3/7/09	1,000,000 a	1,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Academy of Our Lady of Mercy
Lauralton Hall Issue) (LOC;
Allied Irish Banks)		0.80	3/7/09	2,870,000 a,b	2,870,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Boys and Girls Club of
Greenwich Issue) (LOC; Allied
Irish Banks)		0.79	3/7/09	5,030,000 a,b	5,030,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)		0.75	3/7/09	5,650,000 a	5,650,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)		0.65	3/7/09	15,135,000 a	15,135,000

Connecticut Health and Educational
Facilities Authority, Revenue
(Edgehill Issue) (LOC; KBC
Bank)	0.60	3/1/09	200,000 a	200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day
School Issue) (LOC; RBS
Citizens NA)	0.65	3/7/09	3,900,000 a	3,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.87	3/7/09	19,100,000 a	19,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Klingberg Family Centers
Issue) (LOC; Allied Irish
Banks)	0.60	3/7/09	970,000 a	970,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	0.60	3/7/09	2,600,000 a	2,600,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	0.70	3/7/09	4,400,000 a	4,400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.75	3/7/09	6,715,000 a	6,715,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Ethel Walker School
Issue) (LOC; Allied Irish
Banks)	0.80	3/7/09	7,500,000 a,b	7,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.65	3/7/09	7,870,000 a	7,870,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	0.65	3/7/09	4,480,000 a	4,480,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	0.65	3/7/09	5,215,000 a	5,215,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Bank of Nova
Scotia)	0.55	3/7/09	5,800,000 a	5,800,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.65	3/7/09	2,745,000 a	2,745,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)

(Liquidity Facility; Citibank
NA)	0.66	3/7/09	10,500,000 a,c	10,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)	0.62	3/7/09	7,300,000 a,c	7,300,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLB)	0.82	3/7/09	9,209,000 a	9,209,000
Derby,
GO Notes, BAN	2.25	6/5/09	8,500,000	8,514,825
East Lyme,
GO Notes, BAN	2.00	7/16/09	3,960,000	3,965,843
Harwinton,
GO Notes, BAN	2.35	8/4/09	850,000	851,067
Manchester,
GO Notes, BAN	2.00	7/2/09	346,000	346,229
New Britain,
GO Notes, BAN	4.00	3/31/09	4,250,000	4,256,865
New Milford,
GO Notes	4.00	7/15/09	575,000	579,970
New Milford,
GO Notes, BAN	2.50	7/28/09	2,750,000	2,759,377
Scotland,
GO Notes, BAN	2.50	5/19/09	1,775,000	1,777,066
Stamford,
GO Notes	3.13	6/1/09	3,200,000	3,210,540
Tolland,
GO Notes, BAN	3.00	9/10/09	1,400,000	1,408,724
Westbrook,
GO Notes, BAN	2.25	7/23/09	995,000	996,539
Westport,
GO Notes	5.25	7/15/09	1,305,000	1,322,575

U.S. Related--5.5%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.38	3/7/09	10,000,000 a	10,000,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Higher Educational
Revenue (Ana G. Mendez
University System Project)
(LOC; Banco Santander)	0.55	3/7/09	1,500,000 a	1,500,000

Total Investments (cost $208,055,282)			99.7%	208,055,282
Cash and Receivables (Net)			.3%	730,524
Net Assets			100.0%	208,785,806

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Purchased on a delayed delivery basis.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $17,800,000 or 8.5% of net assets.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	208,055,282
Level 3 - Significant Unobservable Inputs	0
Total	208,055,282

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)